JRI	Nuveen Real Asset Income and Growth Fund Portfolio of Investments September 30, 2021
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 137.4% (96.8% of Total Investments)

	COMMON STOCKS – 36.7% (25.9% of Total Investments)

	Air Freight & Logistics – 0.8% (0.6% of Total Investments)

30,901	Oesterreichische Post AG	$1,310,067
535,516	PostNL NV, (2)	2,583,888
	Total Air Freight & Logistics	3,893,955

	Diversified Financial Services – 0.3% (0.2% of Total Investments)

832,109	Sdcl Energy Efficiency Income Trust PLC	1,266,938

	Diversified Telecommunication Services – 1.7% (1.2% of Total Investments)

2,007,156	HKBN Ltd, (2)	2,368,931
424,135	HKT Trust & HKT Ltd, (2)	579,925
6,877,002	NetLink NBN Trust, (2)	5,036,404
	Total Diversified Telecommunication Services	7,985,260

	Electric Utilities – 7.7% (5.4% of Total Investments)

2,231,240	AusNet Services Ltd, (2)	4,038,678
187,564	Cia de Transmissao de Energia Eletrica Paulista	837,636
178,596	CK Infrastructure Holdings Ltd, (2)	996,143
61,382	Emera Inc	2,779,782
129,430	Endesa SA, (2)	2,610,279
111,638	Enel Chile SA, ADR	269,048
578,013	Enel SpA, (2)	4,436,375
156,529	OGE Energy Corp	5,159,196
26,136	PPL Corp, (3)	728,672
75,336	Red Electrica Corp SA, (2)	1,511,411
8	Southern Co	496
1,578,195	Spark Infrastructure Group, (2)	3,187,730
356,555	SSE PLC, (2)	7,507,311
154,628	Transmissora Alianca de Energia Eletrica SA	1,017,650
	Total Electric Utilities	35,080,407

	Equity Real Estate Investment Trust – 0.2% (0.2% of Total Investments)

112,581	Nexus Real Estate Investment Trust	1,135,054

	Gas Utilities – 3.5% (2.5% of Total Investments)

129,729	AltaGas Ltd	2,559,551
89,414	APA Group, (2)	556,941
209,671	Enagas SA, (2)	4,659,756
266,406	Italgas SpA, (2)	1,703,458
61,076	Naturgy Energy Group SA, (2)	1,537,340
901,564	Snam SpA, (2)	4,987,349
	Total Gas Utilities	16,004,395

	Health Care Providers & Services – 0.5% (0.3% of Total Investments)

91,889	Chartwell Retirement Residences	874,926
107,778	Sienna Senior Living Inc	1,223,628
	Total Health Care Providers & Services	2,098,554

	Household Durables – 0.1% (0.1% of Total Investments)

16,391	Persimmon PLC, (2)	586,223

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

Shares	Description (1)	Value

	Independent Power & Renewable Electricity Producers – 1.6% (1.1% of Total Investments)

28,349	Atlantica Sustainable Infrastructure PLC	$978,324
675	Canadian Solar Infrastructure Fund Inc, (2)	760,612
69,708	Clearway Energy Inc	1,965,766
35,789	Drax Group PLC	232,334
222,752	TransAlta Renewables Inc	3,339,697
	Total Independent Power & Renewable Electricity Producers	7,276,733

	Industrial Conglomerates – 0.1% (0.1% of Total Investments)

416,177	NWS Holdings Ltd, (2)	383,093

	Media – 0.1% (0.0% of Total Investments)

20,927	Eutelsat Communications SA, (2)	287,769

	Multi-Utilities – 2.3% (1.6% of Total Investments)

3,448	ACEA SpA	73,649
116,993	Canadian Utilities Ltd	3,152,511
16,807	Engie SA, (2)	219,889
78,419	National Grid PLC, ADR	4,676,125
542,580	REN - Redes Energeticas Nacionais SGPS SA, (2)	1,603,608
245,616	Vector Ltd, (2)	679,677
	Total Multi-Utilities	10,405,459

	Oil, Gas & Consumable Fuels – 11.0% (7.8% of Total Investments)

73,850	DT Midstream Inc	3,414,824
198,485	Enbridge Inc	7,899,703
218,628	Enterprise Products Partners LP	4,731,110
144,769	Gibson Energy Inc	2,658,556
262,214	Kinder Morgan Inc	4,386,840
24,193	Magellan Midstream Partners LP	1,102,717
24,462	ONEOK Inc	1,418,552
165,830	Pembina Pipeline Corp	5,256,651
181,808	Plains GP Holdings LP	1,958,981
94,113	TC Energy Corp	4,529,551
495,400	Williams Cos Inc, (3)	12,850,676
111,891	Z Energy Ltd, (2)	263,846
	Total Oil, Gas & Consumable Fuels	50,472,007

	Real Estate Management & Development – 3.5% (2.5% of Total Investments)

227,907	Amot Investments Ltd, (2)	1,610,488
152,001	Cibus Nordic Real Estate AB	3,594,102
52,512	Citycon Oyj, (2)	420,816
953,687	Corp Inmobiliaria Vesta SAB de CV	1,666,059
91,837	DIC Asset AG	1,623,349
42,034	Dios Fastigheter AB	410,046
111,441	Hysan Development Co Ltd	362,897
42,661	Kennedy-Wilson Holdings Inc	892,468
71,643	Kerry Properties Ltd, (2)	188,454
175,682	Land & Houses PCL, (2)	41,059
569,876	New World Development Co Ltd, (2)	2,317,830
2,283,475	Sino Land Co Ltd, (2)	3,071,961
	Total Real Estate Management & Development	16,199,529

	Road & Rail – 0.4% (0.3% of Total Investments)

724,002	Aurizon Holdings Ltd, (2)	1,960,191

	Trading Companies & Distributors – 0.1% (0.1% of Total Investments)

20,894	Fortress Transportation and Infrastructure Investors LLC	530,290

	Transportation Infrastructure – 1.5% (1.0% of Total Investments)

360,911	Atlas Arteria Ltd, (2)	1,664,152
672,662	China Merchants Port Holdings Co Ltd, (2)	1,150,262
1,122,533	COSCO SHIPPING Ports Ltd, (2)	969,503

Shares	Description (1)	Value

	Transportation Infrastructure (continued)

30,863	Dalrymple Bay Infrastructure Ltd	$50,203
435,207	Jiangsu Expressway Co Ltd, (2)	439,755
62,627	Macquarie Infrastructure Holdings LLC	2,540,151
	Total Transportation Infrastructure	6,814,026

	Water Utilities – 1.3% (0.9% of Total Investments)

1,492,845	Guangdong Investment Ltd, (2)	1,948,051
289,334	Inversiones Aguas Metropolitanas SA	149,877
298,080	United Utilities Group PLC, (2)	3,879,613
	Total Water Utilities	5,977,541
	Total Common Stocks (cost $151,601,790)	168,357,424

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 36.3% (25.5% of Total Investments)

	Diversified – 6.2% (4.3% of Total Investments)

436,826	Abacus Property Group, (2)	1,106,866
25,351	Alpine Income Property Trust Inc	465,698
299,439	Charter Hall Long Wale REIT, (2)	1,058,387
11,587	Cofinimmo SA, (2)	1,757,062
9,242	Gecina SA, (2)	1,243,384
1,018,812	GPT Group, (2)	3,669,659
416,153	Growthpoint Properties Australia Ltd, (2)	1,218,806
1,176,359	Home Reit PLC	1,719,753
23,691	ICADE, (2)	1,849,967
153,763	Land Securities Group PLC, (2)	1,433,121
741,055	LXI REIT Plc, (2)	1,372,634
954,647	Mapletree North Asia Commercial Trust	678,476
4,534	Star Asia Investment Corp, (2)	2,330,058
1,051,820	Stockland, (2)	3,335,498
196,098	Stride Property Group	330,318
64,851	WP Carey Inc	4,736,717
	Total Diversified	28,306,404

	Health Care – 4.3% (3.1% of Total Investments)

18,405	CareTrust REIT Inc	373,990
48,764	Global Medical REIT Inc	716,831
11,502	Healthcare Trust of America Inc	341,149
2,022	LTC Properties Inc	64,077
137,292	Medical Properties Trust Inc	2,755,450
262,548	NorthWest Healthcare Properties Real Estate Investment Trust	2,676,058
128,855	Omega Healthcare Investors Inc, (3)	3,860,496
330,488	Physicians Realty Trust	5,823,199
99,653	Sabra Health Care REIT Inc	1,466,892
942,231	Target Healthcare REIT PLC	1,457,457
7,346	Universal Health Realty Income Trust	406,013
	Total Health Care	19,941,612

	Industrial – 4.0% (2.8% of Total Investments)

777,197	Ascendas Real Estate Investment Trust, (2)	1,713,076
635,157	Centuria Industrial REIT, (2)	1,688,782
213,461	Dexus, (2)	528,864
172,424	Dream Industrial Real Estate Investment Trust	2,205,328
962,378	ESR-REIT	329,582
2,815,010	Frasers Logistics & Commercial Trust, (2)	3,140,471
94,813	Industrial Logistics Properties Trust	2,409,198
1,138,142	Mapletree Industrial Trust, (2)	2,325,847
808,038	PLA Administradora Industrial S de RL de CV	1,180,652
918,371	Urban Logistics REIT PLC	2,128,351
260,173	Warehouse Reit PLC	516,020
	Total Industrial	18,166,171

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

Shares	Description (1)	Value

	Mortgage – 1.9% (1.3% of Total Investments)

5,022	Ares Commercial Real Estate Corp	$75,732
139,666	Blackstone Mortgage Trust Inc	4,234,673
105,704	KKR Real Estate Finance Trust Inc	2,230,354
36,360	Nexpoint Real Estate Finance Inc	708,293
45,064	Starwood Property Trust Inc	1,100,012
19,394	TPG RE Finance Trust Inc	240,098
	Total Mortgage	8,589,162

	Office – 7.5% (5.3% of Total Investments)

243,789	Brandywine Realty Trust	3,271,648
530,514	Centuria Office REIT, (2)	954,723
27,189	Covivio, (2)	2,284,884
2,248,726	Cromwell Property Group, (2)	1,285,961
346,332	Dexus, (2)	2,665,575
35,782	Dream Office Real Estate Investment Trust	649,760
195,034	Easterly Government Properties Inc	4,029,402
66,114	Franklin Street Properties Corp	306,769
981,715	GDI Property Group, (2)	815,383
25,519	Highwoods Properties Inc	1,119,263
899	Ichigo Office REIT Investment Corp, (2)	725,431
69,393	Intervest Offices & Warehouses NV	1,901,020
50,151	NSI NV	1,858,957
134,278	Piedmont Office Realty Trust Inc	2,340,466
63,407	Postal Realty Trust Inc	1,181,907
550,682	Precinct Properties New Zealand Ltd, (2)	637,685
46,604	SL Green Realty Corp	3,301,427
307,859	True North Commercial Real Estate Investment Trust	1,759,750
82,041	Vornado Realty Trust	3,446,542
	Total Office	34,536,553

	Retail – 8.1% (5.7% of Total Investments)

2,334	Altarea SCA	505,571
83,149	APN Convenience Retail REIT, (2)	211,250
806,872	CapitaLand China Trust, (2)	734,190
213,063	Choice Properties Real Estate Investment Trust	2,397,085
149,726	Crombie Real Estate Investment Trust	2,054,507
45,135	CT Real Estate Investment Trust	606,860
2,034,275	Fortune Real Estate Investment Trust	2,022,607
1,075,975	Frasers Centrepoint Trust, (2)	1,790,731
5	Frontier Real Estate Investment Corp, (2)	21,914
867	Kenedix Retail REIT Corp, (2)	2,248,307
33,318	Klepierre SA, (2)	745,107
57,823	Link REIT, (2)	495,158
111,657	National Retail Properties Inc	4,822,466
235,241	RioCan Real Estate Investment Trust	4,019,118
15,386	Saul Centers Inc	677,907
256,735	Shopping Centres Australasia Property Group, (2)	491,766
48,257	Simon Property Group Inc, (3)	6,271,962
88,229	Spirit Realty Capital Inc	4,062,063
39,043	Urstadt Biddle Properties Inc	739,084
869,154	Vicinity Centres, (2)	1,027,542
537,702	Waypoint REIT, (2)	1,054,709
	Total Retail	36,999,904

	Specialized – 4.3% (3.0% of Total Investments)

106,790	Automotive Properties Real Estate Investment Trust	1,073,296
159,040	CatchMark Timber Trust Inc	1,887,805
182,273	Charter Hall Social Infrastructure REIT, (2)	467,412
103,108	Four Corners Property Trust Inc	2,769,481
84,788	Gaming and Leisure Properties Inc	3,927,380
7,881	Iron Mountain Inc	342,430
163,498	MGM Growth Properties LLC	6,261,973
104,318	VICI Properties Inc	2,963,674
	Total Specialized	19,693,451
	Total Real Estate Investment Trust Common Stocks (cost $150,901,745)	166,233,257

Principal Amount (000)	(4)	Description (1)	Coupon	Maturity	Ratings (5)	Value

		CORPORATE BONDS – 20.7% (14.6% of Total Investments)

		Air Freight & Logistics – 0.3% (0.2% of Total Investments)

$1,500		Cargo Aircraft Management Inc, 144A	4.750%	2/01/28	BB	$1,551,000

		Auto Components – 0.3% (0.2% of Total Investments)

1,225		NESCO Holdings II Inc, 144A	5.500%	4/15/29	B	1,270,570

		Chemicals – 0.0% (0.0% of Total Investments)

100		Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	11.000%	4/15/25	B–	108,250

		Commercial Services & Supplies – 0.5% (0.4% of Total Investments)

500		Adani Ports & Special Economic Zone Ltd, 144A	4.200%	8/04/27	BBB–	524,465
500		Clean Harbors Inc, 144A	5.125%	7/15/29	BB	547,500
475		GFL Environmental Inc, 144A	3.500%	9/01/28	BB–	477,968
650		GFL Environmental Inc, 144A	4.750%	6/15/29	B–	667,875
225		Stericycle Inc, 144A	3.875%	1/15/29	BB	226,375
2,350		Total Commercial Services & Supplies				2,444,183

		Communications Equipment – 0.2% (0.1% of Total Investments)

225		Liquid Telecommunications Financing Plc, 144A	5.500%	9/04/26	B1	232,508
675		Viasat Inc, 144A	6.500%	7/15/28	BB–	710,924
900		Total Communications Equipment				943,432

		Construction & Engineering – 0.3% (0.2% of Total Investments)

600		GMR Hyderabad International Airport Ltd, 144A	5.375%	4/10/24	BB+	613,654
300		GMR Hyderabad International Airport Ltd, 144A	4.250%	10/27/27	BB+	287,177
600		IHS Netherlands Holdco BV, 144A	8.000%	9/18/27	BB–	640,500
1,500		Total Construction & Engineering				1,541,331

		Diversified Financial Services – 0.5% (0.3% of Total Investments)

366		Cometa Energia SA de CV, 144A	6.375%	4/24/35	Baa3	428,666
650		Minejesa Capital BV, 144A	5.625%	8/10/37	Baa3	686,725
6,139	BRL	Swiss Insured Brazil Power Finance Sarl, 144A	9.850%	7/16/32	AAA	1,099,135
		Total Diversified Financial Services				2,214,526

		Diversified Telecommunication Services – 1.3% (0.9% of Total Investments)

600		Altice France SA/France, 144A	5.500%	1/15/28	B	610,035
775		Altice France SA/France, 144A	5.125%	7/15/29	B	759,868
1,405		Cellnex Finance Co SA, 144A	3.875%	7/07/41	BBB–	1,380,005
460		Level 3 Financing Inc, 144A	4.625%	9/15/27	BB	473,248
850		Level 3 Financing Inc, 144A	4.250%	7/01/28	BB	856,570
450		Switch Ltd, 144A	4.125%	6/15/29	BB	461,813
965		Vmed O2 UK Financing I PLC, 144A	4.750%	7/15/31	BB+	985,921
350		Zayo Group Holdings Inc, 144A	4.000%	3/01/27	B1	348,331
5,855		Total Diversified Telecommunication Services				5,875,791

		Electric Utilities – 1.7% (1.2% of Total Investments)

289		Acwa Power Management And Investments One Ltd, 144A	5.950%	12/15/39	Baa3	347,628
700		Adani Green Energy UP Ltd / Prayatna Developers Pvt Ltd / Parampujya Solar Energy, 144A	6.250%	12/10/24	BB+	757,925
374		Adani Transmission Ltd, 144A	4.250%	5/21/36	BBB–	382,376
200		Cikarang Listrindo Tbk PT, 144A	4.950%	9/14/26	BB+	203,760
925		Clearway Energy Operating LLC, 144A	3.750%	2/15/31	BB	927,312
325		Electricidad Firme de Mexico Holdings SA de CV, 144A	4.900%	11/20/26	Ba2	324,132
1,800,000	COP	Empresas Publicas de Medellin ESP, 144A	8.375%	11/08/27	Baa3	446,753
855		Instituto Costarricense de Electricidad, 144A	6.950%	11/10/21	B1	855,436
600		Lamar Funding Ltd, 144A	3.958%	5/07/25	Ba3	599,808
628		LLPL Capital Pte Ltd, 144A	6.875%	2/04/39	Baa3	737,536

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

Principal Amount (000)	(4)	Description (1)	Coupon	Maturity	Ratings (5)	Value

		Electric Utilities (continued)

$183		NRG Energy Inc	6.625%	1/15/27	BB+	$189,579
675		Pacific Gas and Electric Co	3.300%	8/01/40	BBB–	622,835
395		Pattern Energy Operations LP / Pattern Energy Operations Inc, 144A	4.500%	8/15/28	BB–	411,787
1,135		TerraForm Power Operating LLC, 144A	4.750%	1/15/30	BB	1,187,494
		Total Electric Utilities				7,994,361

		Energy Equipment & Services – 0.2% (0.1% of Total Investments)

325		Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	336,123
350		Galaxy Pipeline Assets Bidco Ltd, 144A	3.250%	9/30/40	Aa2	352,833
675		Total Energy Equipment & Services				688,956

		Equity Real Estate Investment Trust – 3.5% (2.4% of Total Investments)

565		CTR Partnership LP / CareTrust Capital Corp, 144A	3.875%	6/30/28	BB+	586,188
425		Diversified Healthcare Trust	4.375%	3/01/31	BB	411,076
1,125		GLP Capital LP / GLP Financing II Inc	4.000%	1/15/31	BBB–	1,213,425
770		HAT Holdings I LLC / HAT Holdings II LLC, 144A	3.375%	6/15/26	BB+	781,550
1,175		HAT Holdings I LLC / HAT Holdings II LLC, 144A	3.750%	9/15/30	BB+	1,186,750
485		Iron Mountain Inc, 144A	5.250%	3/15/28	BB–	506,825
300		Iron Mountain Inc, 144A	4.500%	2/15/31	BB–	304,290
2,025		MPT Operating Partnership LP / MPT Finance Corp	3.500%	3/15/31	BBB–	2,065,500
650		Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 144A	4.875%	5/15/29	B+	668,996
1,200		Retail Properties of America Inc	4.750%	9/15/30	BBB–	1,319,671
1,600		RHP Hotel Properties LP / RHP Finance Corp, 144A	4.500%	2/15/29	B1	1,603,232
560		RLJ Lodging Trust LP, 144A	3.750%	7/01/26	BB–	562,800
560		RLJ Lodging Trust LP, 144A	4.000%	9/15/29	BB–	559,126
1,625		SBA Communications Corp	3.875%	2/15/27	BB–	1,683,906
1,260		Scentre Group Trust 2, 144A	5.125%	9/24/80	BBB+	1,354,122
575		Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC, 144A	4.750%	4/15/28	BB+	587,219
440		XHR LP, 144A	4.875%	6/01/29	B1	451,920
15,340		Total Equity Real Estate Investment Trust				15,846,596

		Gas Utilities – 0.3% (0.2% of Total Investments)

1,300		National Gas Co of Trinidad & Tobago Ltd, 144A	6.050%	1/15/36	BBB–	1,381,250

		Health Care Providers & Services – 1.1% (0.8% of Total Investments)

1,130		CHS/Community Health Systems Inc, 144A	6.875%	4/15/29	CCC	1,132,655
375		CHS/Community Health Systems Inc, 144A	4.750%	2/15/31	BB–	377,344
450		Cushman & Wakefield US Borrower LLC, 144A	6.750%	5/15/28	BB–	488,250
1,000		Encompass Health Corp	4.750%	2/01/30	B+	1,051,750
575		LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	559,188
1,425		Tenet Healthcare Corp, 144A	6.125%	10/01/28	B	1,496,927
4,955		Total Health Care Providers & Services				5,106,114

		Hotels, Restaurants & Leisure – 1.0% (0.7% of Total Investments)

1,000		Hilton Domestic Operating Co Inc, 144A	4.000%	5/01/31	N/R	1,015,000
1,475		Hilton Domestic Operating Co Inc, 144A	3.625%	2/15/32	BB	1,452,875

Principal Amount (000)	(4)	Description (1)	Coupon	Maturity	Ratings (5)	Value

		Hotels, Restaurants & Leisure (continued)

$620		Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 144A	5.000%	6/01/29	BB–	$632,400
425		Marriott Ownership Resorts Inc, 144A	4.500%	6/15/29	B1	430,313
350		MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc, 144A	4.625%	6/15/25	BB+	377,125
555		MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	4.500%	1/15/28	BB+	606,337
4,425		Total Hotels, Restaurants & Leisure				4,514,050

		Household Durables – 0.2% (0.1% of Total Investments)

775		WASH Multifamily Acquisition Inc, 144A	5.750%	4/15/26	B–	809,274

		Independent Power & Renewable Electricity Producers – 1.4% (1.0% of Total Investments)

600		Alfa Desarrollo SpA, 144A	4.550%	9/27/51	Baa3	585,300
545		Atlantica Sustainable Infrastructure PLC, 144A	4.125%	6/15/28	BB+	563,257
350		Azure Power Energy Ltd, 144A	3.575%	8/19/26	BB+	354,372
1,675		Calpine Corp, 144A	3.750%	3/01/31	BB+	1,612,187
1,530		Clearway Energy Operating LLC, 144A	3.750%	1/15/32	BB	1,528,088
600		EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 144A	5.375%	12/30/30	BBB–	588,756
525		NRG Energy Inc, 144A	5.250%	6/15/29	BB+	558,469
404		UEP Penonome II SA, 144A	6.500%	10/01/38	BB	421,433
6,229		Total Independent Power & Renewable Electricity Producers				6,211,862

		Internet Software & Services – 0.2% (0.1% of Total Investments)

775		Cogent Communications Group Inc, 144A	3.500%	5/01/26	BB	785,656

		Media – 0.6% (0.5% of Total Investments)

475		Altice Financing SA, 144A	5.000%	1/15/28	B	458,007
200		Cablevision Lightpath LLC, 144A	3.875%	9/15/27	B+	196,270
1,600		CCO Holdings LLC / CCO Holdings Capital Corp	4.500%	5/01/32	BB+	1,648,000
625		Lamar Media Corp	3.750%	2/15/28	BB	642,862
2,900		Total Media				2,945,139

		Mortgage Real Estate Investment Trust – 0.7% (0.5% of Total Investments)

2,310		Blackstone Mortgage Trust Inc, 144A, (WI/DD, Settling 10/05/21)	3.750%	1/15/27	Ba2	2,289,787
250		Starwood Property Trust Inc	4.750%	3/15/25	BB+	263,125
750		Starwood Property Trust Inc, 144A	3.625%	7/15/26	BB+	755,625
3,310		Total Mortgage Real Estate Investment Trust				3,308,537

		Oil, Gas & Consumable Fuels – 3.6% (2.5% of Total Investments)

600		Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	7.875%	5/15/26	BB–	656,070
300		Calumet Specialty Products Partners LP / Calumet Finance Corp	7.750%	4/15/23	B–	297,375
880		Cheniere Energy Partners LP, 144A	3.250%	1/31/32	BB+	882,904
510		CNX Midstream Partners LP, 144A	4.750%	4/15/30	BB–	517,892
665		Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	5.625%	5/01/27	BB–	684,418
745		DT Midstream Inc, 144A	4.375%	6/15/31	BB+	767,350
163		Energean Israel Finance Ltd, Reg S, 144A	5.375%	3/30/28	BB–	166,669

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

Principal Amount (000)	(4)	Description (1)	Coupon	Maturity	Ratings (5)	Value

		Oil, Gas & Consumable Fuels (continued)

$100		EnLink Midstream LLC, 144A	5.625%	1/15/28	BB+	$106,474
450		EQM Midstream Partners LP	5.500%	7/15/28	BB	494,379
525		EQM Midstream Partners LP, 144A	4.750%	1/15/31	BB	546,011
305		Genesis Energy LP / Genesis Energy Finance Corp	5.625%	6/15/24	B1	304,238
955	CAD	Keyera Corp	5.950%	3/10/81	BB	784,893
500		Leviathan Bond Ltd, Reg S	6.750%	6/30/30	BB	552,844
1,050		M/I Homes Inc	4.950%	2/01/28	Ba2	1,098,562
875		New Fortress Energy Inc, 144A	6.500%	9/30/26	BB–	836,719
575		NGL Energy Operating LLC / NGL Energy Finance Corp, 144A	7.500%	2/01/26	BB–	585,781
225		NuStar Logistics LP	6.375%	10/01/30	BB–	247,500
200		Oleoducto Central SA, 144A	4.000%	7/14/27	Baa3	206,000
1,579	CAD	Pembina Pipeline Corp	4.800%	1/25/81	BB+	1,244,912
900		Peru LNG Srl, 144A	5.375%	3/22/30	B+	729,000
200		Promigas SA ESP / Gases del Pacifico SAC, 144A	3.750%	10/16/29	Baa3	200,980
1,575		Sunoco LP / Sunoco Finance Corp	5.875%	3/15/28	BB	1,661,625
200		Targa Resources Partners LP / Targa Resources Partners Finance Corp, 144A	4.000%	1/15/32	BB+	206,690
640		TransMontaigne Partners LP / TLP Finance Corp	6.125%	2/15/26	BB	651,200
400		Transportadora de Gas del Sur SA, 144A	6.750%	5/02/25	CCC+	373,136
550		Tullow Oil PLC, 144A	10.250%	5/15/26	B–	574,343
500		USA Compression Partners LP / USA Compression Finance Corp	6.875%	9/01/27	BB–	529,300
500		Western Midstream Operating LP	5.300%	2/01/30	BB+	552,500
		Total Oil, Gas & Consumable Fuels				16,459,765

		Real Estate Management & Development – 1.0% (0.7% of Total Investments)

475		Howard Hughes Corp, 144A	4.125%	2/01/29	BB	475,594
525		Howard Hughes Corp, 144A	4.375%	2/01/31	BB	528,103
1,150		Hunt Cos Inc, 144A	5.250%	4/15/29	BB–	1,127,000
550		Kennedy-Wilson Inc	4.750%	3/01/29	BB	559,625
1,025		Kennedy-Wilson Inc	5.000%	3/01/31	BB	1,048,062
725	EUR	Peach Property Finance GmbH, 144A	4.375%	11/15/25	BB	865,233
		Total Real Estate Management & Development				4,603,617

		Road & Rail – 0.5% (0.4% of Total Investments)

200		ENA Master Trust, 144A	4.000%	5/19/48	BBB	205,000
670		First Student Bidco Inc / First Transit Parent Inc, 144A	4.000%	7/31/29	BB+	660,787
500		Rumo Luxembourg Sarl, 144A	5.875%	1/18/25	BB	517,505
500		Rumo Luxembourg Sarl, 144A	5.250%	1/10/28	BB	525,000
300		Rumo Luxembourg Sarl, 144A	4.200%	1/18/32	Ba2	293,625
2,170		Total Road & Rail				2,201,917

		Specialty Retail – 0.5% (0.4% of Total Investments)

800		Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.375%	4/01/26	B–	781,916
875		Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.875%	4/01/29	B–	848,750
400		LCM Investments Holdings II LLC, 144A	4.875%	5/01/29	BB–	410,428
145		LCM Investments Holdings II LLC, 144A	4.875%	5/01/29	BB–	148,780
275		Superior Plus LP / Superior General Partner Inc, 144A	4.500%	3/15/29	BB–	283,938
2,495		Total Specialty Retail				2,473,812

Principal Amount (000)	(4)	Description (1)	Coupon	Maturity	Ratings (5)	Value

		Trading Companies & Distributors – 0.0% (0.0% of Total Investments)

$125		United Rentals North America Inc	3.875%	2/15/31	BB	$128,125

		Transportation Infrastructure – 0.6% (0.5% of Total Investments)

200		Aeropuerto Internacional de Tocumen SA, 144A	4.000%	8/11/41	BBB	205,589
400		Aeropuerto Internacional de Tocumen SA, 144A	5.125%	8/11/61	BBB	418,800
1,025		Aeropuertos Dominicanos Siglo XXI SA, 144A	6.750%	3/30/29	B+	1,067,537
426		Autopistas del Sol SA/Costa Rica, 144A	7.375%	12/30/30	B	444,100
600		DP World Ltd/United Arab Emirates, 144A	5.625%	9/25/48	Baa3	739,620
2,651		Total Transportation Infrastructure				2,875,646

		Wireless Telecommunication Services – 0.2% (0.2% of Total Investments)

865		Hughes Satellite Systems Corp	6.625%	8/01/26	BB	983,529
		Total Corporate Bonds (cost $93,866,554)				95,267,289

Shares		Description (1)	Coupon		Ratings (5)	Value

		$25 PAR (OR SIMILAR) RETAIL PREFERRED – 18.2% (12.8% of Total Investments)

		Diversified Financial Services – 0.2% (0.1% of Total Investments)

20,918		Brookfield Finance Inc	4.625%		BBB	$536,965
12,244		National Rural Utilities Cooperative Finance Corp	5.500%		A3	335,608
		Total Diversified Financial Services				872,573

		Electric Utilities – 2.0% (1.4% of Total Investments)

5,651		Duke Energy Corp	5.750%		BBB–	156,533
19,763		Entergy Arkansas LLC	4.875%		A	497,039
14,287		Entergy Texas Inc	5.375%		BBB–	381,034
44,293		Georgia Power Co	5.000%		BBB	1,146,303
93,896		Integrys Holding Inc, (2)	6.000%		BBB	2,501,389
23,160		NextEra Energy Capital Holdings Inc	5.250%		BBB	584,790
66,706		Southern Co	4.950%		BBB	1,764,374
87,377		Southern Co	4.200%		BBB	2,236,851
		Total Electric Utilities				9,268,313

		Equity Real Estate Investment Trust – 10.6% (7.5% of Total Investments)

66,936		Agree Realty Corp	4.250%		Baa3	1,682,771
47,138		American Homes 4 Rent	5.875%		BB	1,201,548
70,496		American Homes 4 Rent	5.875%		BB	1,827,961
2,118		American Homes 4 Rent	6.250%		Ba1	56,953
61,499		Armada Hoffler Properties Inc	6.750%		N/R	1,656,168
102,419		Centerspace	6.625%		N/R	2,644,459
24,635		Chatham Lodging Trust	6.625%		N/R	627,207
33,621		City Office REIT Inc	6.625%		N/R	853,301
51,412		DiamondRock Hospitality Co	8.250%		N/R	1,392,237
63,441		Digital Realty Trust Inc	5.250%		Baa3	1,641,853
41,897		Digital Realty Trust Inc	5.850%		Baa3	1,152,168
59,684		Digital Realty Trust Inc	5.200%		Baa3	1,623,405
1,125		DigitalBridge Group Inc	7.125%		N/R	28,721
2,297		Federal Realty Investment Trust	5.000%		BBB	58,505
64,368		Kimco Realty Corp	5.250%		Baa2	1,687,085
1,884		Mid-America Apartment Communities Inc	8.500%		BBB–	122,441
72,992		Monmouth Real Estate Investment Corp	6.125%		N/R	1,840,858
18,921		National Storage Affiliates Trust	6.000%		N/R	495,919
65,041		Pebblebrook Hotel Trust	6.300%		N/R	1,614,318
30,359		Pebblebrook Hotel Trust	6.375%		N/R	775,673
42,946		Pebblebrook Hotel Trust	5.700%		N/R	1,073,650
43,871		PS Business Parks Inc	5.200%		BBB	1,152,491
108,413		PS Business Parks Inc	4.875%		BBB	2,992,199
43,365		Public Storage	4.875%		A3	1,189,068

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

Shares		Description (1)	Coupon		Ratings (5)	Value

		Equity Real Estate Investment Trust (continued)

100		Public Storage	4.750%		A3	$2,737
34,865		Public Storage	4.625%		A3	951,117
81,451		Rexford Industrial Realty Inc	5.625%		BB+	2,146,234
22,519		Saul Centers Inc	6.125%		N/R	590,899
34,046		Saul Centers Inc	6.000%		N/R	901,198
35,937		SITE Centers Corp	6.375%		BB+	930,768
56,140		Summit Hotel Properties Inc	6.250%		N/R	1,461,324
30,338		Summit Hotel Properties Inc, (6)	5.875%		N/R	792,781
45,340		Sunstone Hotel Investors Inc	6.125%		N/R	1,172,492
49,071		Sunstone Hotel Investors Inc	5.700%		N/R	1,242,478
53,584		UMH Properties Inc	6.750%		N/R	1,392,112
37,710		Urstadt Biddle Properties Inc	6.250%		N/R	984,985
36,797		Urstadt Biddle Properties Inc	5.875%		N/R	965,921
119,588		Vornado Realty Trust	5.250%		Baa3	3,118,855
74,440		Vornado Realty Trust	5.250%		Baa3	2,002,436
33,294		Vornado Realty Trust, (6)	4.450%		Baa3	815,037
		Total Equity Real Estate Investment Trust				48,862,333

		Gas Utilities – 0.6% (0.4% of Total Investments)

83,460		South Jersey Industries Inc	5.625%		BB+	2,223,374
17,389		Spire Inc	5.900%		BBB	474,372
		Total Gas Utilities				2,697,746

		Independent Power & Renewable Electricity Producers – 0.7% (0.5% of Total Investments)

43,659		Brookfield BRP Holdings Canada Inc	4.625%		BBB–	1,125,529
74,724		Brookfield Renewable Partners LP	5.250%		BBB–	1,972,714
		Total Independent Power & Renewable Electricity Producers				3,098,243

		Multi-Utilities – (2.3% (1.7% of Total Investments)

16,040		Algonquin Power & Utilities Corp	6.200%		BB+	443,987
15,164		Brookfield Infrastructure Finance ULC	5.000%		BBB–	394,567
82,770		Brookfield Infrastructure Partners LP	5.125%		BBB–	2,114,774
23,966		Brookfield Infrastructure Partners LP	5.000%		BBB–	609,216
51,408		CMS Energy Corp	5.875%		BBB–	1,388,530
29,183		CMS Energy Corp	4.200%		BBB–	728,408
41,677		DTE Energy Co	4.375%		BBB–	1,062,764
2,332		DTE Energy Co	5.250%		BBB–	60,236
23,326		NiSource Inc	6.500%		BBB–	640,065
119,307		Sempra Energy	5.750%		BBB–	3,280,942
		Total Multi-Utilities				10,723,489

		Oil, Gas & Consumable Fuels – 0.1% (0.0% of Total Investments)

14,441		NuStar Energy LP	7.625%		B2	307,160

		Real Estate Management & Development – 1.5% (1.1% of Total Investments)

75,228		Brookfield Property Partners LP	6.375%		BB	1,898,754
77,571		Brookfield Property Partners LP	6.500%		BB	1,958,668
88,242		Brookfield Property Partners LP	5.750%		BB	2,071,040
40,534		Landmark Infrastructure Partners LP	7.900%		N/R	1,023,889
		Total Real Estate Management & Development				6,952,351

		Trading Companies & Distributors – 0.2% (0.1% of Total Investments)

28,590		Fortress Transportation and Infrastructure Investors LLC	8.250%		B	774,217
		Total $25 Par (or similar) Retail Preferred (cost $79,226,674)				83,556,425

Principal Amount (000)	(4)	Description (1)	Coupon	Maturity	Ratings (5)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 13.6% (9.6% of Total Investments)

		Diversified Financial Services – 0.0% (0.0% of Total Investments)

$155		National Rural Utilities Cooperative Finance Corp	5.250%	4/20/46	A3	$170,497

Principal Amount (000)	(4)	Description (1)	Coupon	Maturity		Ratings (5)	Value

		Electric Utilities – 4.0% (2.8% of Total Investments)

$995		ComEd Financing III	6.350%	3/15/33		Baa2	$1,226,712
2,600		Duke Energy Corp	4.875%	N/A	(7)	BBB–	2,778,750
1,970		Edison International	5.375%	N/A	(7)	BB+	2,037,079
900	GBP	Electricite de France SA, Reg S	5.875%	N/A	(7)	BBB	1,371,543
3,083		Emera Inc	6.750%	6/15/76		BB+	3,665,718
2,210		Enel SpA, 144A	8.750%	9/24/73		BBB	2,519,400
895		NextEra Energy Capital Holdings Inc	4.800%	12/01/77		BBB	1,004,163
1,755		NextEra Energy Capital Holdings Inc	5.650%	5/01/79		BBB	2,058,614
895		Southern Co	4.000%	1/15/51		BBB	946,078
695		SSE PLC, Reg S	4.750%	9/16/77		BBB–	708,705
		Total Electric Utilities					18,316,762

		Marine – 0.2% (0.2% of Total Investments)

940		Royal Capital BV, Reg S	4.875%	N/A	(7)	N/R	979,950

		Multi-Utilities – 2.7% (1.9% of Total Investments)

3,395		CenterPoint Energy Inc	6.125%	N/A	(7)	BBB–	3,598,700
630		CMS Energy Corp	4.750%	6/01/50		BBB–	708,693
1,045		Dominion Energy Inc	5.750%	10/01/54		BBB–	1,145,825
1,275		Dominion Energy Inc	4.650%	N/A	(7)	BBB–	1,365,908
895		NiSource Inc	5.650%	N/A	(7)	BBB–	944,225
1,912		RWE AG, Reg S	6.625%	7/30/75		BBB–	2,209,699
2,370		Sempra Energy	4.875%	N/A	(7)	BBB–	2,571,450
11,522		Total Multi-Utilities					12,544,500

		Oil, Gas & Consumable Fuels – 5.8% (4.1% of Total Investments)

3,970		Enbridge Inc	6.000%	1/15/77		BBB–	4,397,123
4,565		Enbridge Inc	5.500%	7/15/77		BBB–	4,891,461
1,690		Enbridge Inc	6.250%	3/01/78		BBB–	1,883,494
1,550		Enbridge Inc	5.750%	7/15/80		BBB–	1,751,423
1,384		Energy Transfer LP, (3-Month LIBOR reference rate + 3.018% spread), (8)	3.143%	11/01/66		Ba1	1,141,523
555		Energy Transfer LP	6.500%	N/A	(7)	BB	577,960
3,115		Enterprise Products Operating LLC	5.250%	8/16/77		Baa2	3,259,187
2,120		Enterprise Products Operating LLC	5.375%	2/15/78		Baa2	2,206,708
1,055	CAD	Inter Pipeline Ltd	6.625%	11/19/79		BB	900,940
2,073		Transcanada Trust	5.875%	8/15/76		BBB	2,321,760
1,650		Transcanada Trust	5.625%	5/20/75		BBB	1,779,937
1,344		Transcanada Trust	5.500%	9/15/79		BBB	1,481,760
		Total Oil, Gas & Consumable Fuels					26,593,276

		Real Estate Management & Development – 0.6% (0.4% of Total Investments)

2,500		AT Securities BV, Reg S	5.250%	N/A	(7)	BBB–	2,625,000

		Road & Rail – 0.3% (0.2% of Total Investments)

1,134		BNSF Funding Trust I	6.613%	12/15/55		A	1,292,760
		Total $1,000 Par (or similar) Institutional Preferred (cost $57,120,964)					62,522,745

Shares		Description (1)	Coupon			Ratings (5)	Value

		CONVERTIBLE PREFERRED SECURITIES – 8.8% (6.3% of Total Investments)

		Commercial Services & Supplies – 0.5% (0.3% of Total Investments)

25,162		GFL Environmental Inc	6.000%			N/R	$2,139,777

		Electric Utilities – 4.1% (2.9% of Total Investments)

62,276		American Electric Power Co Inc	6.125%			BBB	2,968,697
45,680		American Electric Power Co Inc	6.125%			BBB	2,271,209
58,829		NextEra Energy Inc	4.872%			A–	3,447,968
71,677		NextEra Energy Inc	5.279%			BBB	3,652,660

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

Shares	Description (1)	Coupon		Ratings (5)	Value

	Electric Utilities (continued)

30,095	NextEra Energy Inc	6.219%		BBB	$1,538,155
15,101	PG&E Corp	5.500%		N/R	1,443,656
64,873	Southern Co	6.750%		BBB	3,309,172
	Total Electric Utilities				18,631,517

	Equity Real Estate Investment Trust – 0.4% (0.3% of Total Investments)

8,691	Equity Commonwealth	6.500%		N/R	270,203
8,718	Lexington Realty Trust	6.500%		N/R	565,711
14,937	RPT Realty	7.250%		BB	890,469
	Total Equity Real Estate Investment Trust				1,726,383

	Gas Utilities – 0.7% (0.5% of Total Investments)

21,052	South Jersey Industries Inc	8.750%		N/R	1,019,548
28,362	Spire Inc, (2)	7.500%		N/R	1,357,122
9,661	UGI Corp	7.250%		N/R	970,931
	Total Gas Utilities				3,347,601

	Independent Power & Renewable Electricity Producers – 0.4% (0.3% of Total Investments)

18,196	AES Corp	6.875%		BB	1,754,094

	Multi-Utilities – 2.5% (1.8% of Total Investments)

23,583	Algonquin Power & Utilities Corp	7.750%		N/R	1,141,889
34,119	Dominion Energy Inc	7.250%		BBB–	3,313,978
99,206	DTE Energy Co	6.250%		BBB–	4,986,094
19,334	NiSource Inc	7.750%		BBB–	2,000,102
	Total Multi-Utilities				11,442,063

	Water Utilities – 0.2% (0.2% of Total Investments)

17,231	Essential Utilities Inc	6.000%		N/R	988,887
	Total Convertible Preferred Securities (cost $38,085,056)				40,030,322

Shares	Description (1)				Value

	INVESTMENT COMPANIES – 0.9% (0.6% of Total Investments)

823,207	Digital 9 Infrastructure PLC/Fund				$1,186,832
17,674	Greencoat UK Wind PLC/Funds				30,910
490,760	JLEN Environmental Assets Group Ltd				710,183
61,107	Real Estate Credit Investments Ltd/Fund				128,032
491,448	Renewables Infrastructure Group Ltd				816,111
413,430	Sequoia Economic Infrastructure Income Fund Ltd				596,050
449,245	Starwood European Real Estate Finance Ltd				593,206
	Total Investment Companies (cost $3,921,599)				4,061,324

Principal Amount (000)	Description (1)	Interest Rate (9)	Maturity		Value

	WHOLE LOANS – 0.8% (0.5% of Total Investments) (10), (11)

	Commercial Loans – 0.5% (0.3% of Total Investments)

$13,956	NCH Corp, (12), (13), (14), (15)	11.925%	8/01/49		$2,102,417

	Multifamily Loans – 0.3% (0.2% of Total Investments)

4,383	NCH Corp, (12), (13), (14), (15)	11.925%	8/01/49		1,401,833
$18,339	Total Whole Loans (cost $19,037,897)				3,504,250

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (5)	Value

	CONVERTIBLE BONDS – 0.6% (0.4% of Total Investments)

	Oil, Gas & Consumable Fuels – 0.6% (0.4% of Total Investments)

$3,195	Cheniere Energy Inc			4.250%	3/15/45	N/R	$2,741,139
$3,195	Total Convertible Bonds (cost $2,279,471)						2,741,139

Principal Amount (000)	Description (1)	Coupon (16)	Reference Rate (16)	Spread (16)	Maturity (17)	Ratings (5)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 0.5% (0.4% of Total Investments)

	Electric Utilities – 0.2% (0.1% of Total Investments)

$669	ExGen Renewables IV, LLC, Term Loan	3.500%	3-Month LIBOR	2.500%	12/15/27	BB–	$670,475

	Real Estate Management & Development – 0.3% (0.3% of Total Investments)

1,928	GGP, Term Loan B	2.584%	1-Month LIBOR	2.500%	8/24/25	BB+	1,908,270
$2,597	Total Variable Rate Senior Loan Interests (cost $2,588,459)						2,578,745

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (5)	Value

	MORTGAGE-BACKED SECURITIES – 0.3% (0.2% of Total Investments)

$200	Alen 2021-ACEN Mortgage Trust, 144A, (1-Month LIBOR reference rate + 4.000% spread), (8)			4.084%	4/15/34	BB–	$201,254
100	COMM 2014-CCRE19 Mortgage Trust, 144A			4.860%	8/10/47	BBB–	99,448
165	COMM 2015-CCRE24 Mortgage Trust			3.463%	8/10/48	BBB–	153,540
215	GS Mortgage Securities Trust 2016-GS4			4.088%	11/10/49	A–	213,990
310	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 2.750% spread), (8)			2.834%	7/15/36	N/R	309,907
525	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 4.250% spread), (8)			4.334%	7/15/36	N/R	521,773
$1,515	Total Mortgage-Backed Securities (cost $1,490,636)						1,499,912

Shares	Description (1)						Value

	COMMON STOCK RIGHTS – 0.0% (0.0% of Total Investments)

	Equity Real Estate Investment Trust – 0.0% (0.0% of Total Investments)

71,154	APN Industria REIT, (14)						$52
	Total Common Stock Rights (cost $–)						52
	Total Long-Term Investments (cost $600,120,845)						630,352,884

Principal Amount (000)	Description (1)			Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 4.6% (3.2% of Total Investments)

	REPURCHASE AGREEMENTS – 4.6% (3.2% of Total Investments)

$5,959	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/21, repurchase price $5,958,613, collateralized by $6,199,900, U.S. Treasury Bonds, 1.875%, due 2/15/41, value $6,077,841			0.000%	10/01/21		$5,958,613

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	REPURCHASE AGREEMENTS (continued)

$14,930	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/21, repurchase price $14,930,264, collateralized by $15,534,800, U.S. Treasury Bonds, 1.875%, due 2/15/41, value $15,228,963	0.000%	10/01/21	$14,930,264
$20,889	Total Short-Term Investments (cost $20,888,877)			20,888,877
	Total Investments (cost $621,009,722) – 142.0%			651,241,761
	Borrowings – (41.3)% (18), (19)			(189,235,000)
	Other Assets Less Liabilities – (0.7)% (20)			(3,449,719)
	Net Assets – 100%			$458,557,042

Investments in Derivatives

Futures Contracts – Short

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	(10)	12/21	$(1,332,793)	$(1,316,094)	$16,699	$(1,406)
U.S. Treasury 10-Year Ultra Note	(44)	12/21	(6,507,787)	(6,391,000)	116,787	(7,563)
U.S. Treasury Long Bond	(11)	12/21	(1,783,146)	(1,751,406)	31,739	(1,375)
U.S. Treasury Ultra Bond	(7)	12/21	(1,372,260)	(1,337,438)	34,823	1,094
Total			$(10,995,986)	$(10,795,938)	$200,048	$(9,250)

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (21)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$112,400,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$(7,119,448)	$(7,119,448)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$95,608,653	$72,748,771	$—	$168,357,424
Real Estate Investment Trust Common Stocks	117,803,047	48,430,210	—	166,233,257
Corporate Bonds	—	95,267,289	—	95,267,289
$25 Par (or similar) Retail Preferred	81,055,036	2,501,389	—	83,556,425
$1,000 Par (or similar) Institutional Preferred	—	62,522,745	—	62,522,745
Convertible Preferred Securities	38,673,200	1,357,122	—	40,030,322
Investment Companies	4,061,324	—	—	4,061,324
Whole Loans	—	—	3,504,250	3,504,250
Convertible Bonds	—	2,741,139	—	2,741,139
Variable Rate Senior Loan Interests	—	2,578,745	—	2,578,745
Mortgage-Backed Securities	—	1,499,912	—	1,499,912
Common Stock Rights	—	—	52	52

Short-Term Investments:
Repurchase Agreements	—	20,888,877	—	20,888,877

Investments in Derivatives:
Futures Contracts*	200,048	—	—	200,048
Interest Rate Swaps*	—	(7,119,448)	—	(7,119,448)
Total	$337,401,308	$303,416,751	$3,504,302	$644,322,361
*	Represents net unrealized appreciation (depreciation).

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(5)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(7)	Perpetual security. Maturity date is not applicable.

(8)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(9)	Represents the interest rate, coupon and maturity in effect as of the end of the reporting period.

(10)	Securities purchased as part of a private placement, which have not been registered with U.S. Securities and Exchange Commission under the Securities Act of 1933.

(11)	Interest rates on whole loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) as of the end of the reporting period.

(12)	Loan is currently default with regards to scheduled interest and/or principal payments.

(13)

Interest only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of the end of the reporting period.

(14)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(15)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(16)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(17)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(18)	Borrowings as a percentage of Total Investments is 29.1%.

(19)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(20)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(21)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

BRL	Brazilian Real

CAD	Canadian Dollar

COP	Colombian Peso

EUR	Euro

GBP	Pound Sterling

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.